Other reserves and retained earnings	12 Months Ended
Dec. 31, 2023
Disclosure Of Other Reserves And Retained Earnings [Abstract]
Other reserves and retained earnings	35 Other reserves and retained earnings

	2023 US$m	2022 US$m restated(a)	2021 US$m restated(a)
Capital redemption reserve(b)
At 1 January and 31 December	51	51	51
Cash flow hedge reserve
At 1 January	(51)	(11)	124
Cash flow hedge gains/(losses)	30	(167)	(211)
Cash flow hedge (gains)/losses transferred to the income statement	(39)	106	14
Tax on the above	1	21	62
At 31 December	(59)	(51)	(11)
Fair value through other comprehensive income reserve
At 1 January	2	2	(2)
(Losses)/gains on equity investments	(24)	—	4
At 31 December	(22)	2	2
Cost of hedging reserve
At 1 January	(17)	(21)	(3)
Cost of hedging deferred to reserves during the year	4	4	(18)
Transfer of cost of hedging to the income statement	1	–	–
At 31 December	(12)	(17)	(21)
Other reserves(c)
At 1 January	11,554	11,582	11,628
Own shares purchased from Rio Tinto Limited shareholders to satisfy share awards	(78)	(84)	(95)
Employee share options: value of services	62	56	55
Deferred tax on share options	4	—	(6)
At 31 December	11,542	11,554	11,582
Foreign currency translation reserve(d)
At 1 January	(3,784)	(1,627)	162
Parent and subsidiaries' currency translation and exchange adjustments	598	(2,235)	(1,777)
Equity accounted units currency translation adjustments	14	(27)	(12)
Currency translation reclassified on disposal(e)	—	105	—
At 31 December	(3,172)	(3,784)	(1,627)
Total other reserves per balance sheet	8,328	7,755	9,976

Retained earnings(f)
At 1 January as previously reported(g)	34,511	33,320	26,792
Adjustment for transition to new accounting pronouncements(h)	509	537	516
Revised 1 January	35,020	33,857	27,308
Parent and subsidiaries' profit for the year	9,385	11,817	20,073
Equity accounted units' profit after tax for the year	673	575	1,042
Re-measurement (losses)/gains on pension and post-retirement healthcare plans(i)	(459)	568	1,015
Tax relating to components of other comprehensive income	151	(118)	(297)
Total comprehensive income for the year	9,750	12,842	21,833
Dividends paid	(6,466)	(11,716)	(15,385)
Change in equity interest held by Rio Tinto(j)	(13)	701	76
Own shares purchased/treasury shares reissued for share awards and other movements	(17)	(16)	(18)
Equity issued to holders of non-controlling interests(j)	—	(711)	—
Employee share options and other IFRS 2 charges taken to the income statement	76	63	60
At 31 December	38,350	35,020	33,874
(a)Comparative information has been restated to reflect the adoption of narrow-scope amendments to IAS 12. Refer to page 166 for details.
(b)The capital redemption reserve was set up to comply with section 733 of the UK Companies Act 2006 (previously section 170 of the UK Companies Act 1985) when shares of a company are redeemed or purchased wholly out of the company’s profits. Balances reflect the amount by which the company’s issued share capital is diminished in accordance with this section.
(c)Other reserves includes US$11,936 million which represents the difference between the nominal value and issue price of the shares issued arising from Rio Tinto plc’s rights issue completed in
July 2009. No share premium was recorded in the Rio Tinto plc financial statements through the operation of the merger relief provisions of the UK Companies Act 1985.
Other reserves also include the cumulative amount recognised under IFRS 2 in respect of awards granted but not exercised to acquire shares in Rio Tinto Limited, less, where applicable, the cost of shares purchased to satisfy share awards exercised. The cumulative amount recognised under IFRS 2 in respect of awards granted but not exercised to acquire shares in Rio Tinto plc is recorded in retained earnings.
(d)Exchange differences arising on the translation of the Group’s net investment in foreign controlled companies are taken to the foreign currency translation reserve. The cumulative differences relating to an investment are transferred to the income statement when the investment is disposed of.
(e)The sale of our Roughrider undeveloped project in 2022 led to the recycling of currency translation reserve losses of US$105 million relating to the entity that owns the project.
(f)Retained earnings and movements in reserves of subsidiaries include those arising from the Group’s share of joint operations.
(g)In 2022, the opening balance includes a US$17 million adjustment for the prospective adoption of Amendments to IAS 37 “Provisions, Contingent Liabilities and Contingent Assets”, as reported in the prior year financial statements.
(h)The impact of adopting the narrow-scope amendments to IAS 12. Refer to page 166 for details.
(i)There were US$3 million re-measurement gains relating to equity accounted units in 2023 (2022: US$5 million gains, 2021: US$12 million gains).
(j)In 2022, the amount relates to forgiveness by Turquoise Hill Resources Ltd of the accrued interest and funding balances from Erdenes Oyu Tolgoi and the purchase of the non-controlling interest of Turquoise Hill Resources Ltd.